FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying amounts and fair values (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Non-current financial liabilities	€ 37,000	€ 22,190
FVTPL
Financial instruments
Carrying amount, financial liabilities	5,053
FVTPL | Other non-current financial liabilities | Level 1
Financial instruments
Carrying amount, financial liabilities	5,053
Fair value, financial liabilities	5,053
FVTPL | Warrants | Level 1
Financial instruments
Carrying amount, financial liabilities	5,053
Fair value, financial liabilities	5,053
FLAC
Financial instruments
Carrying amount, financial liabilities	105,612
FLAC | Loans from other third parties | Level 3
Financial instruments
Carrying amount, financial liabilities	2,000	2,336
Fair value, financial liabilities	2,130	2,063
FLAC | Loans from shareholders | Level 3
Financial instruments
Carrying amount, financial liabilities	21,000	19,854
Fair value, financial liabilities	22,365	17,630
FLAC | Loans - host contract | Level 3
Financial instruments
Fair value, financial liabilities	22,365
FLAC | Loans from other related parties | Level 3
Financial instruments
Carrying amount, financial liabilities	14,000
Fair value, financial liabilities	15
FLAC | Loans from banks | Level 3
Financial instruments
Carrying amount, financial liabilities	2,219	1,225
FLAC | Loans from other third parties
Financial instruments
Carrying amount, financial liabilities	1,502
FLAC | Loans from shareholders
Financial instruments
Carrying amount, financial liabilities	8,694	8,102
FLAC | Loans from other related parties | Level 3
Financial instruments
Carrying amount, financial liabilities	28,018	16,726
FLAC | Loans - host contract
Financial instruments
Carrying amount, financial liabilities	28,018
FLAC | Trade payables and other liabilities
Financial instruments
Carrying amount, financial liabilities	28,179	25,899
AC
Financial instruments
Carrying amount, financial assets	42,147
AC | Other loans and other investments
Financial instruments
Carrying amount, financial assets	66	28
Fair value, financial assets	66	28
AC | Other non-current financial assets
Financial instruments
Carrying amount, financial assets	69	112
AC | Trade receivables
Financial instruments
Carrying amount, financial assets	23,609	40,673
AC | Receivables from equity investees
Financial instruments
Carrying amount, financial assets	4,599	1,599
AC | Exit bonus
Financial instruments
Carrying amount, financial assets		4,700
Fair value, financial assets		4,700
AC | Receivables from shareholder
Financial instruments
Carrying amount, financial assets	4,711	107
AC | Restricted cash
Financial instruments
Carrying amount, financial assets	59	89
AC | Other
Financial instruments
Carrying amount, financial assets	5,243	1,317
AC | Cash and cash equivalents
Financial instruments
Carrying amount, financial assets	€ 3,791	€ 5,710